Convertible Notes Payable - (Additional Information) (Detail) - USD ($)			1 Months Ended
	Jan. 12, 2016	Jun. 02, 2008	Oct. 21, 2015	Dec. 31, 2015
Convertible Long Term Notes Payable [Line Items]
Debt Conversion, Converted Instrument, Amount	$ 2,100,000
Debt Conversion, Converted Instrument, Shares Issued		1,962,338
Unamortized Debt Issuance Expense				$ 10,091
Convertible Notes Payable [Member]
Convertible Long Term Notes Payable [Line Items]
Potential Additional Equity Financing			$ 3,500,000
Debt Related Commitment Fees and Debt Issuance Costs			12,528
Deposit Liabilities, Accrued Interest				$ 24,510
Convertible Note Payable, Face Amount			$ 2,100,000
Debt Instrument, Interest Rate, Stated Percentage			6.00%
Debt Conversion, Converted Instrument, Amount			$ 2,100,000
Debt Instrument, Maturity Date			Oct. 21, 2016
Stock Purchase Agreement [Member] | Convertible Notes Payable [Member]
Convertible Long Term Notes Payable [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Debt Conversion, Converted Instrument, Amount	$ 2,100,000
Debt Conversion, Converted Instrument, Shares Issued	6,081,858
Shares Issued, Price Per Share	$ 0.35
Unamortized Debt Issuance Expense	$ 10,091
Stock Purchase Agreement [Member] | Convertible Notes, Accrued Interest [Member]
Convertible Long Term Notes Payable [Line Items]
Debt Conversion, Converted Instrument, Amount	$ 28,652